Equity - Reserves	12 Months Ended
Dec. 31, 2022
Equity Reserves [Abstract]
Equity - reserves

Note 21. Equity - reserves

	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$
Foreign currency reserve	(697,705)	237,437	198,160	(473,984)
Re-measurements of defined benefit plans reserve	(142,432)	(508,949)	(474,752)	(96,761)

	(840,137)	(271,512)	(276,592)	(570,745)

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the financial statements of foreign operations to Australian dollars.

Re-measurements of defined benefit plans reserves

The reserve is used for remeasurements comprising actuarial gains and losses on the net defined benefit liability.

Movements in reserves

Movements in each class of reserve during the current and previous financial year are set out below:

	Re-measurement of defined benefit plans	Foreign currency
	reserve	reserve	Total	Total
Consolidated	AUD$	AUD$	AUD$	$

Balance at 1 January 2020	(481,202)	22,324	(458,878)
Re-measurement of defined benefit plans	6,450		6,450
Re-allocation between accumulated losses and foreign currency reserve	-	175,836	175,836

Balance at 31 December 2020	(474,752)	198,160	(276,592)
Re-measurement of defined benefit plans	(34,197)		(34,197)
Re-allocation between accumulated losses and foreign currency reserve	-	39,277	39,277

Balance at 31 December 2021	(508,949)	237,437	(271,512)
Re-measurement of defined benefit plans	366,517		366,517	248,993
Re-allocation between accumulated losses and foreign currency reserve	-	(935,142)	(935,142)	(635,287)

Balance at 31 December 2022	(142,432)	(697,705)	(840,137)	(570,745)